LEASES	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 6 years, some of which may include options to extend the leases for up to an additional 1 year.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased cars.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2021	2020

Operating lease ROU assets	$1,228	$1,366
Operating lease liabilities, current	$276	$358
Operating lease liabilities, long-term	$969	$1,078
Weighted average remaining lease term (in years)	2.71	2.89
Weighted average discount rate	3.25%	3.25%

b.	Future lease payments under operating leases as of December 31, 2021, are as follows:

December 31,

2022	$340
2023	284
2024	227
2025	214
2026 and thereafter	326

Total future lease payments	$1,391
Less - imputed interest	(146)

Total lease liability balance	$1,245

c.	Operating lease expenses amounted to $421 and $438 for the years ended December 31, 2021 and 2020, respectively. Operating lease expenses with a term of twelve months or less were immaterial.